Unit-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Unit-Based Compensation
Schedule of non-vested RUA activity

		Weighted
		Average
	Number of	Grant Date
	Shares	Fair Value
Non-vested RUAs at January 1, 2015	9,365,896	$2.22
Granted	196,047	$2.68
Forfeited	(53,063)	$2.21
Vested	(3,197,638)	$2.22
Non-vested RUAs at December 31, 2015	6,311,242	$2.23
Granted	1,531,542	$5.84
Forfeited	(181,817)	$2.68
Vested	(7,660,967)	$2.94
Non-vested RUAs at September 30, 2016	—	$—

	Number of Shares	Weighted Average Grant Date Fair Value
Non-vested RSUs at May 29, 2014	8,353,616	$2.21
Granted	1,705,000	$2.25
Forfeited	(21,826)	$2.21
Vested	(670,894)	$2.21
Non-vested RSUs at January 1, 2015	9,365,896	$2.22
Granted	196,047	$2.68
Forfeited	(53,063)	$2.21
Vested	(3,197,638)	$2.22
Non-vested RSUs at December 31, 2015	6,311,242	$2.23